Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
Note 19. Subsequent Events
     On February 16, 2011, we announced that our Board of Directors approved a reorganization plan to separate the company into two standalone, publicly traded corporations. The plan calls for the separation of our exploration and production business into a publicly traded company via an initial public offering of up to 20 percent of our interest in the third quarter of 2011. We intend to complete the offering so that it preserves our ability to complete a tax-free spinoff of our remaining ownership in the exploration and production business to Williams’ shareholders in 2012, after which Williams would continue as a premier natural gas infrastructure company. We retain the discretion to determine whether and when to execute the spinoff.
Information subsequent to date of report of independent registered public accounting firm
     On April 29, 2011, our wholly owned subsidiary, WPX Energy, Inc. (WPX), filed a registration statement with the SEC with respect to an initial public offering of its equity securities.